Share-Based Payment (Details) - Schedule non-vested shares activity - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-vested share [Member]
Share-Based Payment (Details) - Schedule non-vested shares activity [Line Items]
Number of non-vested shares, Outstanding at the beginning balance	3,289,837	5,578,012	7,008,101
Weighted Average Grant date fair value per share, Outstanding at the beginning balance	$ 1.14	$ 0.93	$ 0.87
Number of non-vested shares, Forfeited			(1,430,089)
Weighted Average Grant date fair value per share, Forfeited			$ 0.64
Number of non-vested shares, Outstanding at the ending balance		3,289,837	5,578,012
Weighted Average Grant date fair value per share, Outstanding at the ending balance		$ 1.14	$ 0.93
Number of non-vested shares, transfer to non-vested share units	(3,289,837)	(2,288,175)
Weighted Average Grant date fair value per share, transfer to non-vested share units	$ 1.14	$ 0.64
Non-vested share units [Member]
Share-Based Payment (Details) - Schedule non-vested shares activity [Line Items]
Number of non-vested shares, Outstanding at the beginning balance	19,809,056	17,291,560	18,235,550
Weighted Average Grant date fair value per share, Outstanding at the beginning balance	$ 0.9	$ 0.96	$ 0.97
Number of non-vested shares, Forfeited	(71,494)	(772,341)	(943,990)
Weighted Average Grant date fair value per share, Forfeited	$ 1.42	$ 1.6	$ 1.18
Number of non-vested shares, Outstanding at the ending balance	23,027,399	19,809,056	17,291,560
Weighted Average Grant date fair value per share, Outstanding at the ending balance	$ 0.93	$ 0.9	$ 0.96
Number of non-vested shares, transfer to non-vested share units	3,289,837	3,289,837
Weighted Average Grant date fair value per share, transfer to non-vested share units	$ 1.14	$ 0.64